Consolidated Statements of Income (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Income Statement [Abstract]
Revenues	$ 76,707	$ 60,907
Cost of revenues	40,924	32,377
Gross profit	35,783	28,530
Operating expenses:
Research and development	12,293	8,573
Selling and marketing	13,585	9,175
General and administrative	9,279	7,213
Total operating expenses	35,157	24,961
Operating income	626	3,569
Finance income (expenses), net	93	(170)
Income before taxes on income	719	3,399
Taxes on income	711	739
Net income	$ 8	$ 2,660
Basic net earnings per share	$ 0.00	$ 0.12
Diluted net earnings per share	$ 0.00	$ 0.11